ORGANIZATION - Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
ORGANIZATION
Net gain (loss) from continuing operations	$ 21	$ (5,079)
Cash flow from operating activities	(12,143)	$ (17,070)
Combined penalty amount	10,000
Accrued loss contingency	10,000		$ 10,000
Discontinued Operations
ORGANIZATION
Accrued loss contingency	$ 10,000